Offerings	Jan. 12, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Amount Registered | shares	28,750,000
Proposed Maximum Offering Price per Unit | $ / shares	10
Maximum Aggregate Offering Price	$ 287,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,703.75
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).

(2)
Includes 3,750,000 units, consisting of 3,750,000 Class A ordinary shares and 937,500 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	28,750,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(3)
Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(4)	No fee pursuant to Rule 457(g).

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	7,187,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(3)
Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(4)	No fee pursuant to Rule 457(g).

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the units
Amount Registered | shares	7,187,500
Proposed Maximum Offering Price per Unit | $ / shares	11.5
Maximum Aggregate Offering Price	$ 82,656,250
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,414.83
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).

(3)
Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.